UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

March 31, 2017

MFS® GLOBAL MULTI-ASSET FUND

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 41.2%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$10,000	$10,163

Asset-Backed & Securitized - 1.4%
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		$30,955	$31,954
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.715%, 6/15/2039		32,000	32,241
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.312%, 1/15/2020		55,000	55,112
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		16,390	16,386
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		40,000	40,895
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.84%, 6/15/2049		29,832	29,842
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.84%, 6/15/2049		40,577	41,452
Morgan Stanley Capital I Trust, “AM”, FRN, 5.777%, 4/15/2049		28,395	28,354
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.053%, 2/15/2051		9,745	9,734
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		35,606	36,367

			$322,337
Automotive - 0.3%
General Motors Co., 5.2%, 4/01/2045		$19,000	$18,620
General Motors Financial Co., Inc., 3.45%, 4/10/2022		11,000	11,084
General Motors Financial Co., Inc., 4.35%, 1/17/2027		5,000	5,044
Lear Corp., 5.25%, 1/15/2025		18,000	18,980
Renault S.A., 3.625%, 9/19/2018	EUR	15,000	16,810

			$70,538
Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020		$32,000	$35,058

Broadcasting - 0.2%
Omnicom Group, Inc., 3.6%, 4/15/2026		$10,000	$9,995
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	19,000	21,576
Time Warner, Inc., 3.8%, 2/15/2027		$12,000	11,869

			$43,440
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$7,000	$7,114
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		11,000	11,357

			$18,471
Building - 0.3%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$22,000	$22,963
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	20,000	22,798
Masco Corp., 4.375%, 4/01/2026		$16,000	16,627
Owens Corning, 4.2%, 12/15/2022		4,000	4,184
Owens Corning, 3.4%, 8/15/2026		8,000	7,747

			$74,319
Business Services - 0.4%
Cisco Systems, Inc., 2.2%, 2/28/2021		$14,000	$14,006
Equinix, Inc., 5.75%, 1/01/2025		10,000	10,575
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		25,000	25,688
Fidelity National Information Services, Inc., 5%, 10/15/2025		6,000	6,526
Fidelity National Information Services, Inc., 3%, 8/15/2026		12,000	11,306
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		5,000	4,826
MSCI, Inc., 5.75%, 8/15/2025 (n)		12,000	12,750

			$85,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 0.7%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$27,000	$30,692
Comcast Corp., 2.75%, 3/01/2023		32,000	31,884
Comcast Corp., 4.65%, 7/15/2042		31,000	32,351
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		12,000	11,786
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	10,000	8,206
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		$25,000	25,975
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		7,000	7,158
Time Warner Cable, Inc., 4.5%, 9/15/2042		5,000	4,531

			$152,583
Chemicals - 0.2%
LANXESS AG, 4.5% to 6/06/2023, FRN to 12/06/2076	EUR	15,000	$17,108
LyondellBasell Industries N.V., 4.625%, 2/26/2055		$20,000	18,744

			$35,852
Computer Software - 0.2%
Microsoft Corp., 1.55%, 8/08/2021		$24,000	$23,386
Microsoft Corp., 4.1%, 2/06/2037		21,000	21,673

			$45,059
Computer Software - Systems - 0.6%
Apple, Inc., 3.05%, 7/31/2029	GBP	100,000	$137,848

Conglomerates - 0.0%
Johnson Controls International PLC, 4.5%, 2/15/2047		$2,000	$2,030
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		7,000	7,042

			$9,072
Consumer Products - 0.0%
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$3,000	$3,368

Consumer Services - 0.1%
Visa, Inc., 2.8%, 12/14/2022		$25,000	$25,217

Containers - 0.1%
Ball Corp., 4%, 11/15/2023		$7,000	$7,009
Ball Corp., 5.25%, 7/01/2025		5,000	5,294

			$12,303
Electronics - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$19,000	$19,100
Tyco Electronics Group S.A., 2.375%, 12/17/2018		11,000	11,098

			$30,198
Energy - Independent - 0.0%
Concho Resources, Inc., 4.375%, 1/15/2025		$7,000	$7,044

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$13,000	$13,894

Food & Beverages - 0.5%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	15,000	$15,383
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$17,000	17,303
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		22,000	23,275
Constellation Brands, Inc., 4.25%, 5/01/2023		41,000	43,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.75%, 12/01/2025		$7,000	$7,540
J.M. Smucker Co., 4.375%, 3/15/2045		2,000	1,995
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		5,000	5,089
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		6,000	6,204

			$120,027
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$13,000	$12,981

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$25,000	$27,470

Insurance - 0.3%
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	50,000	$60,541

Insurance - Health - 0.0%
Aetna, Inc., 2.8%, 6/15/2023		$11,000	$10,910

Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$7,000	$7,002
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		40,000	38,700
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		3,000	3,011
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		8,000	8,062
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		13,000	13,653
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		6,000	6,070
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		5,000	5,064

			$81,562
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/2041		$20,000	$20,190
Statoil A.S.A., FRN, 1.329%, 5/15/2018		11,000	11,018

			$31,208
International Market Sovereign - 9.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	146,000	$127,570
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	76,000	83,493
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	5,000	9,135
Federal Republic of Germany, 4%, 1/04/2037	EUR	26,000	43,678
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	19,000	27,046
Government of Canada, 4.25%, 6/01/2018	CAD	81,000	63,414
Government of Canada, 2.5%, 6/01/2024	CAD	198,000	159,599
Government of Canada, 5.75%, 6/01/2033	CAD	53,000	59,438
Government of Canada, 4%, 6/01/2041	CAD	12,000	11,762
Government of Japan, 2.1%, 9/20/2024	JPY	300,000	3,121
Government of Japan, 0.4%, 9/20/2025	JPY	11,500,000	106,634
Government of Japan, 0.3%, 12/20/2025	JPY	600,000	5,517
Government of Japan, 2.2%, 9/20/2027	JPY	15,250,000	167,103
Government of Japan, 1.7%, 9/20/2032	JPY	6,000,000	64,581
Government of Japan, 1.5%, 3/20/2034	JPY	22,500,000	235,966
Government of Japan, 2.4%, 3/20/2037	JPY	6,550,000	78,135
Government of Japan, 1.8%, 3/20/2043	JPY	6,200,000	69,200
Government of Japan, 2%, 3/20/2052	JPY	3,000,000	35,669
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	25,000	35,877
Kingdom of Belgium, 4%, 3/28/2032	EUR	57,000	84,200
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	310,000	49,887

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Kingdom of Spain, 5.4%, 1/31/2023	EUR	43,000	$58,191
Kingdom of Spain, 5.15%, 10/31/2028	EUR	32,000	45,987
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	41,000	66,448
Republic of Austria, 1.75%, 10/20/2023	EUR	32,000	38,048
Republic of France, 6%, 10/25/2025	EUR	15,000	23,031
Republic of France, 4.75%, 4/25/2035	EUR	10,000	16,035
Republic of France, 4.5%, 4/25/2041	EUR	28,000	45,436
Republic of Ireland, 5.4%, 3/13/2025 (e)	EUR	16,000	23,179
Republic of Italy, 3.75%, 3/01/2021	EUR	60,000	71,884
Republic of Italy, 5.5%, 9/01/2022	EUR	158,000	206,231
United Kingdom Treasury, 5%, 3/07/2018	GBP	32,000	41,901
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,000	3,291
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	10,000	17,232
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	17,000	30,314
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	25,000	41,159
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	10,000	19,581
United Kingdom Treasury, 4%, 1/22/2060	GBP	3,000	6,597

			$2,275,570
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	8,000	$6,001
Province of Alberta, 4.5%, 12/01/2040	CAD	10,000	8,969
Province of Manitoba, 4.15%, 6/03/2020	CAD	7,000	5,722

			$20,692
Major Banks - 2.0%
Bank of America Corp., 7.625%, 6/01/2019		$25,000	$27,870
Bank of America Corp., 2.625%, 4/19/2021		40,000	39,902
Bank of America Corp., 3.875%, 8/01/2025		21,000	21,372
Bank of America Corp., 3.248%, 10/21/2027		21,000	19,989
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FRN to 2/07/2028		16,000	16,122
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	50,000	62,104
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$15,000	14,959
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		12,000	13,499
Goldman Sachs Group, Inc., 3%, 4/26/2022		29,000	29,071
JPMorgan Chase & Co., 4.25%, 10/15/2020		27,000	28,633
JPMorgan Chase & Co., 2.95%, 10/01/2026		43,000	40,883
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		14,000	13,959
Morgan Stanley, 2.2%, 12/07/2018		9,000	9,037
Morgan Stanley, 2.5%, 4/21/2021		19,000	18,897
Morgan Stanley, 3.125%, 7/27/2026		13,000	12,408
Morgan Stanley, 3.95%, 4/23/2027		24,000	23,769
PNC Financial Services Group, Inc., FRN, 6.75%, 7/29/2049		25,000	27,953
Wells Fargo & Co., 4.1%, 6/03/2026		25,000	25,525

			$445,952
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$11,000	$11,323
HCA, Inc., 4.75%, 5/01/2023		20,000	20,850
HCA, Inc., 5.25%, 6/15/2026		8,000	8,420
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		10,000	10,045
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		13,000	12,549
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		8,000	7,927
Universal Health Services, Inc., 5%, 6/01/2026 (n)		8,000	8,220

			$79,334

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.1%
Medtronic, Inc., 3.5%, 3/15/2025		$27,000	$27,628

Metals & Mining - 0.1%
Barrick Gold Corp., 4.1%, 5/01/2023		$7,000	$7,506
Cameco Corp., 5.67%, 9/02/2019	CAD	11,000	8,873
Kinross Gold Corp., 5.95%, 3/15/2024		$13,000	13,748

			$30,127
Midstream - 0.5%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$14,000	$14,086
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		21,000	21,260
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		17,000	17,191
Enterprise Products Operating LLC, 1.65%, 5/07/2018		12,000	11,987
Enterprise Products Operating LLC, 3.9%, 2/15/2024		6,000	6,141
Enterprise Products Operating LLC, 4.85%, 3/15/2044		5,000	5,057
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		5,000	6,237
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		12,000	11,866
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)		12,000	12,544
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)		9,000	8,890

			$115,259
Mortgage-Backed - 2.4%
Fannie Mae, 4.5%, 3/01/2034 - 2/01/2046		$143,009	$153,920
Fannie Mae, 5.5%, 1/01/2037		7,239	8,097
Fannie Mae, 6%, 12/01/2037 - 6/01/2038		5,515	6,227
Fannie Mae, 5%, 8/01/2040		12,928	14,136
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		103,269	108,718
Fannie Mae, 3.5%, 5/01/2043		57,216	58,953
Freddie Mac, 3.3%, 4/25/2023		50,325	52,552
Freddie Mac, 3.458%, 8/25/2023		50,325	52,892
Freddie Mac, 2.673%, 3/25/2026		27,000	26,558
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		33,597	36,108
Freddie Mac, 5%, 7/01/2041		20,802	22,943

			$541,104
Network & Telecom - 0.4%
AT&T, Inc., 2.45%, 6/30/2020		$30,000	$29,998
AT&T, Inc., 4.75%, 5/15/2046		14,000	13,063
British Telecom PLC, 5.75%, 12/07/2028	GBP	5,000	8,299
Verizon Communications, Inc., 4.5%, 9/15/2020		$18,000	19,159
Verizon Communications, Inc., 5.05%, 3/15/2034		9,000	9,152
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		5,000	4,870

			$84,541
Oils - 0.0%
Valero Energy Corp., 4.9%, 3/15/2045		$9,000	$8,993

Other Banks & Diversified Financials - 0.1%
Capital One Financial Corp., 3.2%, 2/05/2025		$12,000	$11,619
Discover Bank, 4.25%, 3/13/2026		8,000	8,219

			$19,838
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$6,000	$5,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.3%
Celgene Corp., 2.875%, 8/15/2020		$43,000	$43,658
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		15,000	15,531
Gilead Sciences, Inc., 2.35%, 2/01/2020		18,000	18,141

			$77,330
Real Estate - Apartment - 0.2%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	20,000	$22,074
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	20,000	22,894

			$44,968
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$14,000	$13,893

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$25,000	$27,178

Retailers - 0.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$37,000	$39,890
Home Depot, Inc., 2.625%, 6/01/2022		15,000	15,122

			$55,012
Supermarkets - 0.0%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	10,000	$8,497

Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	5,000	$3,861
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	10,000	8,269
International Finance Corp., 3.25%, 7/22/2019	AUD	15,000	11,735

			$23,865
Telecommunications - Wireless - 0.4%
American Tower Corp., REIT, 4.7%, 3/15/2022		$4,000	$4,284
American Tower Corp., REIT, 3.5%, 1/31/2023		11,000	11,065
American Tower Corp., REIT, 4%, 6/01/2025		25,000	25,295
Crown Castle International Corp., 2.25%, 9/01/2021		14,000	13,610
Crown Castle International Corp., 5.25%, 1/15/2023		18,000	19,642
Crown Castle International Corp., 3.7%, 6/15/2026		6,000	5,888

			$79,784
Telephone Services - 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	12,000	$9,933

Tobacco - 0.4%
Altria Group, Inc., 2.85%, 8/09/2022		$30,000	$30,061
Altria Group, Inc., 4%, 1/31/2024		15,000	15,774
Reynolds American, Inc., 8.125%, 6/23/2019		11,000	12,402
Reynolds American, Inc., 3.25%, 6/12/2020		20,000	20,521
Reynolds American, Inc., 4.45%, 6/12/2025		4,000	4,210

			$82,968
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 4.57%, 6/01/2025		$22,606	$23,718
Small Business Administration, 2.22%, 3/01/2033		26,316	25,703

			$49,421

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$51,000	$64,678
U.S. Treasury Bonds, 3.625%, 2/15/2044		104,000	115,879
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/2020		126,641	128,530
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/2021 (f)		139,903	147,302
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2023 (f)		129,420	131,485
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024 (f)		143,654	147,058
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/2024 (f)		165,715	164,168
U.S. Treasury Bonds, TIPS, 0.25%, 1/15/2025		121,007	119,977
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2025		155,916	179,826
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/2025		121,883	122,195
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026		84,844	86,383
U.S. Treasury Bonds, TIPS, 2%, 1/15/2026		91,783	104,131
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/2027 (f)		65,039	76,870
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028		68,405	77,348
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/2028 (f)		51,059	67,868
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/2029		55,434	67,771
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/2029		53,190	73,552
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/2032		19,157	26,905
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040		34,837	43,939
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2041 (f)		46,583	59,049
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2042		65,570	63,031
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/2043		50,710	47,144
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/2044		68,784	75,835
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/2045		77,360	73,641
U.S. Treasury Bonds, TIPS, 1%, 2/15/2046		35,878	36,423
U.S. Treasury Notes, 2%, 2/15/2025		94,000	91,925
U.S. Treasury Notes, 2%, 11/15/2026		37,000	35,743
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2018 (f)		108,226	109,137
U.S. Treasury Notes, TIPS, 1.375%, 7/15/2018		49,560	51,261
U.S. Treasury Notes, TIPS, 2.125%, 1/15/2019		61,090	64,263
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2019		62,195	63,108
U.S. Treasury Notes, TIPS, 1.875%, 7/15/2019		88,730	94,254
U.S. Treasury Notes, TIPS, 1.375%, 1/15/2020 (f)		62,900	66,260
U.S. Treasury Notes, TIPS, 1.25%, 7/15/2020		129,194	136,705
U.S. Treasury Notes, TIPS, 0.125%, 4/15/2021		38,943	39,345
U.S. Treasury Notes, TIPS, 0.625%, 7/15/2021		148,718	154,256
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2022 (f)		165,264	166,503
U.S. Treasury Notes, TIPS, 0.125%, 7/15/2022 (f)		132,026	133,049
U.S. Treasury Notes, TIPS, 0.125%, 1/15/2023 (f)		133,640	133,558

			$3,640,355
Utilities - Electric Power - 0.9%
CMS Energy Corp., 5.05%, 3/15/2022		$15,000	$16,420
Duke Energy Corp., 2.65%, 9/01/2026		13,000	12,112
Duke Energy Florida LLC, 3.2%, 1/15/2027		14,000	14,089
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	5,000	8,855
EDP Finance B.V., 4.125%, 6/29/2020	EUR	25,000	29,698
Emera U.S. Finance LP, 2.7%, 6/15/2021		$3,000	2,983
Emera U.S. Finance LP, 3.55%, 6/15/2026		4,000	3,932
Exelon Corp., 3.497%, 6/01/2022		12,000	12,111
PPL Capital Funding, Inc., 3.1%, 5/15/2026		14,000	13,446
PPL Capital Funding, Inc., 5%, 3/15/2044		6,000	6,345
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		4,000	4,323
Progress Energy, Inc., 7.05%, 3/15/2019		30,000	32,773

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Southern Co., 2.95%, 7/01/2023	$8,000	$7,787
Southern Co., 4.4%, 7/01/2046	12,000	11,470
Virginia Electric & Power Co., 3.5%, 3/15/2027	18,000	18,370

		$194,714
Total Bonds		$9,440,004

Common Stocks - 30.6%
Aerospace - 0.9%
Honeywell International, Inc. (s)	1,649	$205,911

Apparel Manufacturers - 1.2%
LVMH Moet Hennessy Louis Vuitton SE	783	$171,947
NIKE, Inc., “B”	1,874	104,438

		$276,385
Automotive - 0.7%
Delphi Automotive PLC	1,983	$159,612

Biotechnology - 0.8%
Biogen, Inc. (a)	643	$175,809

Brokerage & Asset Managers - 0.5%
Blackstone Group LP	3,768	$111,910

Business Services - 1.6%
Cognizant Technology Solutions Corp., “A” (a)	1,955	$116,362
Fidelity National Information Services, Inc.	1,618	128,825
Global Payments, Inc.	1,460	117,793

		$362,980
Chemicals - 1.2%
Monsanto Co.	1,150	$130,180
PPG Industries, Inc.	1,333	140,072

		$270,252
Computer Software - 0.8%
Salesforce.com, Inc. (a)(s)	2,128	$175,539

Computer Software - Systems - 0.4%
Hewlett Packard Enterprise	3,900	$92,430

Consumer Products - 0.8%
Newell Brands, Inc. (s)	4,094	$193,114

Consumer Services - 0.6%
Priceline Group, Inc. (a)	77	$137,058

Electrical Equipment - 0.6%
Johnson Controls International PLC	3,340	$140,681

Electronics - 1.3%
Broadcom Corp.	784	$171,665
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,484	114,415

		$286,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - 1.3%
EOG Resources, Inc. (s)	1,900	$185,345
Oil Search Ltd.	19,763	109,014

		$294,359
Energy - Integrated - 0.8%
BP PLC	32,070	$183,846

Food & Beverages - 1.5%
Danone S.A.	2,368	$161,069
Mondelez International, Inc. (s)	4,078	175,680

		$336,749
General Merchandise - 0.5%
Costco Wholesale Corp.	707	$118,557

Insurance - 1.6%
AIA Group Ltd.	21,600	$136,190
Aon PLC	1,047	124,268
Chubb Ltd.	756	103,005

		$363,463
Internet - 1.1%
Alphabet, Inc., “A” (a)(s)	294	$249,253

Machinery & Tools - 0.5%
Kubota Corp.	7,900	$118,575

Major Banks - 1.0%
Lloyds Banking Group PLC	125,062	$103,917
UBS AG	7,498	119,995

		$223,912
Medical Equipment - 1.6%
Medtronic PLC (s)	2,725	$219,526
PerkinElmer, Inc.	2,339	135,802

		$355,328
Metals & Mining - 0.3%
Rio Tinto Ltd.	1,940	$78,011

Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	26,000	$92,003

Other Banks & Diversified Financials - 3.0%
Citigroup, Inc. (s)	3,020	$180,656
HDFC Bank Ltd., ADR	1,610	121,104
KBC Groep N.V.	1,844	122,339
U.S. Bancorp	2,301	118,502
Visa, Inc., “A”	1,727	153,478

		$696,079
Pharmaceuticals - 1.1%
Roche Holding AG	563	$143,778
Zoetis, Inc.	1,994	106,420

		$250,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Printing & Publishing - 0.6%
RELX N.V.		7,101	$131,508

Railroad & Shipping - 0.7%
Union Pacific Corp.		1,558	$165,023

Real Estate - 0.3%
LEG Immobilien AG		952	$78,038

Restaurants - 0.5%
Starbucks Corp.		2,134	$124,604

Specialty Chemicals - 0.4%
Linde AG		533	$88,759

Telecommunications - Wireless - 1.5%
American Tower Corp., REIT		1,149	$139,649
KDDI Corp.		7,700	202,096

			$341,745
Utilities - Electric Power - 0.5%
CMS Energy Corp.		2,717	$121,559
Total Common Stocks			$6,999,330

Underlying Affiliated Funds - 19.7%
MFS Commodity Strategy Fund - Class R6 (v)		567,412	$3,330,710
MFS Global Real Estate Fund - Class R6		78,491	1,174,226
Total Underlying Affiliated Funds			$4,504,936
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
iShares Russell 2000 ETF - April 2017 @ $120		$82	$656

Call Options Purchased - 0.2%
Euro Stoxx 50 Index - September 2017 @ EUR 3500	EUR	39	$47,014
Issuer	Shares/Par
Floating Rate Loans (g)(r) - 0.1%
Automotive - 0.0%
Allison Transmission Holdings, Inc. Term Loan B3, 2.99%, 9/23/2022		$7,424	$7,485

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 2.98%, 10/25/2023		$9,867	$9,941

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.73%, 6/24/2021		$13,022	$13,155
Total Floating Rate Loans			$30,581

Money Market Funds - 7.2%
MFS Institutional Money Market Portfolio, 0.7% (v)		1,643,433	$1,643,268
Total Investments			$22,665,789

Other Assets, Less Liabilities - 1.0%			226,382
Net Assets - 100.0%			$22,892,171

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $200,062, representing 0.9% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At March 31, 2017, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Verizon Communications, Inc., 4.812%, 3/15/2039	9/11/13-1/31/17	$4,997	$4,870
% of Net assets			0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 3/31/17

Forward Foreign Currency Exchange Contracts at 3/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	527,853	5/15/17	$404,000	$402,982	$1,018
BUY	BRL	Barclays Bank PLC	125,000	4/04/17	39,452	39,928	476
BUY	CAD	JPMorgan Chase Bank N.A.	584,370	5/15/17	438,000	439,681	1,681
SELL	CAD	JPMorgan Chase Bank N.A.	532,008	5/15/17	407,367	400,284	7,083
BUY	CHF	Citibank N.A.	52,000	6/09/17	51,606	52,113	507
SELL	CHF	JPMorgan Chase Bank N.A.	1,863,322	5/15/17	1,865,300	1,864,646	654
SELL	CLP	JPMorgan Chase Bank N.A.	9,422,250	5/15/17	14,659	14,250	409
BUY	CNY	JPMorgan Chase Bank N.A.	487,000	4/26/17	69,961	70,739	778
SELL	CNY	JPMorgan Chase Bank N.A.	482,000	4/26/17	72,367	70,013	2,354
BUY	CZK	Deutsche Bank AG	160,000	6/09/17	6,309	6,375	66
SELL	DKK	Goldman Sachs International	406,392	5/15/17	58,465	58,392	73
BUY	EUR	Goldman Sachs International	291,710	5/15/17	309,000	311,775	2,775
BUY	EUR	JPMorgan Chase Bank N.A.	394,330	6/09/17	418,825	421,955	3,130
SELL	EUR	Goldman Sachs International	3,855,070	5/15/17	4,121,359	4,120,244	1,115
BUY	GBP	JPMorgan Chase Bank N.A.	979,718	5/15/17	1,215,000	1,228,654	13,654
SELL	HKD	JPMorgan Chase Bank N.A.	2,945,134	5/15/17	379,972	379,326	646
BUY	ILS	Deutsche Bank AG	45,000	6/09/17	12,268	12,448	180
BUY	INR	Barclays Bank PLC	1,552,000	5/11/17	23,158	23,779	621
BUY	INR	JPMorgan Chase Bank N.A.	8,374,000	5/11/17-6/15/17	125,148	127,963	2,815
BUY	JPY	Goldman Sachs International	59,874,317	6/09/17	527,383	539,130	11,747
BUY	KRW	JPMorgan Chase Bank N.A.	103,686,000	5/15/17	90,423	92,765	2,342
BUY	MXN	Barclays Bank PLC	222,000	4/04/17	11,286	11,858	572
BUY	MXN	Deutsche Bank AG	177,000	4/04/17	9,003	9,454	451
BUY	MXN	JPMorgan Chase Bank N.A.	1,979,659	6/09/17	101,089	104,670	3,581
BUY	MXN	UBS AG	266,000	4/04/17	13,511	14,208	697
BUY	MYR	Citibank N.A.	35,709	5/02/17	8,025	8,060	35
SELL	NOK	Goldman Sachs International	2,805,481	5/15/17	334,000	326,880	7,120
BUY	NZD	JPMorgan Chase Bank N.A.	14,572	6/09/17	10,121	10,198	77
SELL	NZD	Goldman Sachs International	1,535,763	5/15/17	1,079,000	1,075,438	3,562
BUY	PLN	JPMorgan Chase Bank N.A.	59,039	6/09/17	14,498	14,878	380
BUY	RUB	JPMorgan Chase Bank N.A.	4,421,000	4/10/17	74,153	78,444	4,291
BUY	SEK	Goldman Sachs International	974,314	6/09/17	108,681	109,071	390
SELL	SEK	Goldman Sachs International	4,583,499	5/15/17	515,500	512,493	3,007
SELL	SEK	JPMorgan Chase Bank N.A.	1,151,475	5/15/17	129,500	128,750	750
BUY	SGD	Barclays Bank PLC	25,000	6/09/17	17,723	17,881	158
BUY	THB	JPMorgan Chase Bank N.A.	719,460	5/22/17	20,740	20,945	205
BUY	TRY	JPMorgan Chase Bank N.A.	1,000	6/09/17	261	270	9
BUY	ZAR	Goldman Sachs International	167,908	5/15/17	12,345	12,427	82

							$79,491

Liability Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	1,089,233	5/15/17	$835,224	$831,562	$(3,662)
SELL	AUD	Westpac Banking Corp.	172,076	6/09/17	130,162	131,310	(1,148)
BUY	BRL	JPMorgan Chase Bank N.A.	232,000	4/04/17	74,177	74,107	(70)
SELL	BRL	Barclays Bank PLC	125,000	4/04/17	39,491	39,928	(437)
SELL	BRL	JPMorgan Chase Bank N.A.	411,626	4/04/17-5/15/17	129,708	130,950	(1,242)
BUY	CAD	JPMorgan Chase Bank N.A.	633,539	5/15/17	477,000	476,676	(324)
SELL	CAD	Citibank N.A.	308,387	6/09/17	230,154	232,101	(1,947)
BUY	CHF	Goldman Sachs International	116,929	5/15/17	117,215	117,012	(203)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 3/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CHF	JPMorgan Chase Bank N.A.	129,177	5/15/17	$130,000	$129,269	$(731)
SELL	CHF	JPMorgan Chase Bank N.A.	21,093	5/15/17	21,000	21,108	(108)
SELL	DKK	Goldman Sachs International	219,302	6/09/17	31,321	31,550	(229)
BUY	EUR	Barclays Bank PLC	2,000	6/09/17	2,145	2,140	(5)
BUY	EUR	Brown Brothers Harriman	71,284	6/09/17	76,418	76,278	(140)
BUY	EUR	Deutsche Bank AG	17,000	6/09/17	18,200	18,191	(9)
BUY	EUR	Goldman Sachs International	183,585	5/15/17-6/09/17	197,163	196,288	(875)
SELL	GBP	Barclays Bank PLC	2,957	6/09/17	3,618	3,711	(93)
SELL	GBP	JPMorgan Chase Bank N.A.	1,487,076	5/15/17	1,861,730	1,864,926	(3,196)
BUY	HKD	Goldman Sachs International	574,072	5/15/17	74,074	73,939	(135)
SELL	IDR	JPMorgan Chase Bank N.A.	328,357,336	4/10/17-5/15/17	24,455	24,537	(82)
SELL	ILS	Goldman Sachs International	63,024	5/15/17	16,850	17,420	(570)
SELL	INR	JPMorgan Chase Bank N.A.	4,367,219	4/10/17	64,935	67,202	(2,267)
BUY	JPY	JPMorgan Chase Bank N.A.	134,011,323	5/15/17	1,206,000	1,205,512	(488)
SELL	JPY	Goldman Sachs International	300,000	6/09/17	2,691	2,701	(10)
SELL	JPY	JPMorgan Chase Bank N.A.	197,239,526	5/15/17	1,743,962	1,774,287	(30,325)
SELL	KRW	JPMorgan Chase Bank N.A.	235,759,770	4/10/17	205,618	210,839	(5,221)
SELL	MXN	Goldman Sachs International	1,430,000	6/09/17	73,535	75,608	(2,073)
SELL	MXN	JPMorgan Chase Bank N.A.	1,610,973	4/04/17-5/15/17	81,215	85,727	(4,512)
BUY	NOK	Deutsche Bank AG	64,371	6/09/17	7,605	7,502	(103)
BUY	NOK	Goldman Sachs International	15,382,500	5/15/17	1,830,575	1,792,286	(38,289)
BUY	NZD	Goldman Sachs International	733,798	5/15/17	527,564	513,851	(13,713)
SELL	PLN	Goldman Sachs International	92,471	5/15/17	22,822	23,308	(486)
SELL	RUB	JPMorgan Chase Bank N.A.	5,910,772	4/10/17-5/15/17	100,915	104,649	(3,734)
BUY	SEK	Goldman Sachs International	4,589,749	5/15/17	517,795	513,192	(4,603)
SELL	SEK	Goldman Sachs International	7,699,507	5/15/17	855,000	860,903	(5,903)
SELL	SGD	JPMorgan Chase Bank N.A.	86,023	5/15/17	60,611	61,516	(905)
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	5/15/17	43,476	44,378	(902)
SELL	TWD	Goldman Sachs International	2,925,480	5/15/17	94,897	96,578	(1,681)
SELL	TWD	JPMorgan Chase Bank N.A.	39,707	5/15/17	1,288	1,311	(23)
BUY	ZAR	JPMorgan Chase Bank N.A.	197,000	6/09/17	14,964	14,518	(446)
SELL	ZAR	JPMorgan Chase Bank N.A.	1,051,235	5/15/17	77,297	77,803	(506)

							$(131,396)

Futures Contracts at 3/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
S&P/TSX 60 Index (Short)	CAD	9	$1,234,560	June - 2017	$1,801
CAC 40 Index (Long)	EUR	7	382,005	April - 2017	6,667
DAX Index (Long)	EUR	3	986,483	June - 2017	20,156
FTSE/MIB Index (Long)	EUR	2	213,904	June - 2017	7,578
IBEX 35 Index (Long)	EUR	5	555,419	April - 2017	7,663
FTSE 100 Index (Long)	GBP	15	1,367,322	June - 2017	403
TOPIX Index (Short)	JPY	6	815,144	June - 2017	11,383
KOSPI 200 Index (Long)	KRW	1	62,975	June - 2017	2,392
Mexico Bolsa Index (Long)	MXN	10	259,525	June - 2017	6,212
OMX 30 Index (Long)	SEK	67	1,183,070	April - 2017	9,998
MSCI Singapore Index (Long)	SGD	9	224,767	April - 2017	2,134
E-Mini S&P 500 Index (Short)	USD	12	1,415,520	June - 2017	2,334

					$78,721

Portfolio of Investments (unaudited) – continued

Futures Contracts at 3/31/17 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	36	$3,532,829	June - 2017	$67,227
Canadian Government Bond 10 yr (Short)	CAD	17	1,755,416	June - 2017	7,141
German Euro Bund (Long)	EUR	12	2,066,434	June - 2017	4,967
U.S. Treasury Note 10 yr (Short)	USD	2	249,125	June - 2017	24

					$79,359

					$158,080

Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	11	$1,228,664	June - 2017	$(17,253)
Bovespa Index (Long)	BRL	31	645,993	April - 2017	(21,846)
AEX Index (Short)	EUR	9	989,307	April - 2017	(6,300)
Hang Seng China Enterprises Index (Long)	HKD	5	330,953	April - 2017	(2,359)
Hang Seng Index (Long)	HKD	6	931,519	April - 2017	(10,041)
TurkDEX-BIST 30 Index (Long)	TRY	310	926,942	April - 2017	(8,847)
MSCI Taiwan Index (Short)	USD	20	725,400	April - 2017	(8,615)
Russell 2000 Mini Index (Short)	USD	14	969,080	June - 2017	(15,632)
SGX CNX Nifty Index (Long)	USD	50	919,800	April - 2017	(6,184)
FTSE/JSE Top 40 Index (Short)	ZAR	27	921,074	June - 2017	(14,027)

					$(111,104)

Interest Rate Futures
UK Long Gilt Bond (Short)	GBP	17	$2,717,366	June - 2017	$(33,434)
Japan Government Bond 10 yr (Short)	JPY	2	2,699,722	June - 2017	(3,979)

					$(37,413)

					$(148,517)

At March 31, 2017, the fund had cash collateral of $117,593 and liquid securities with an aggregate value of $1,564,768 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$7,047,000	$—	$—	$7,047,000
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	3,689,776	—	3,689,776
Non-U.S. Sovereign Debt	—	2,330,643	—	2,330,643
U.S. Corporate Bonds	—	2,132,359	—	2,132,359
Residential Mortgage-Backed Securities	—	541,104	—	541,104
Commercial Mortgage-Backed Securities	—	250,839	—	250,839
Asset-Backed Securities (including CDOs)	—	71,498	—	71,498
Foreign Bonds	—	423,785	—	423,785
Floating Rate Loans	—	30,581	—	30,581
Mutual Funds	6,148,204	—	—	6,148,204
Total Investments	$13,195,204	$9,470,585	$—	$22,665,789

Other Financial Instruments
Futures Contracts – Assets	$158,080	$—	$—	$158,080
Futures Contracts – Liabilities	(148,517)	—	—	(148,517)
Forward Foreign Currency Exchange Contracts – Assets	—	79,491	—	79,491
Forward Foreign Currency Exchange Contracts – Liabilities	—	(131,396)	—	(131,396)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 1 investments presented above, equity investments amounting to $1,768,481 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$24,109,869
Gross unrealized appreciation	58,860
Gross unrealized depreciation	(1,502,940)
Net unrealized appreciation (depreciation)	$(1,444,080)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	580,389	40,793	(53,770)	567,412
MFS Global Real Estate Fund	72,368	11,926	(5,803)	78,491
MFS Institutional Money Market Portfolio	982,914	5,434,756	(4,774,237)	1,643,433

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(100,457)	$—	$20,993	$3,330,710
MFS Global Real Estate Fund	3,034	50,481	54,119	1,174,226
MFS Institutional Money Market Portfolio	(41)	—	4,431	1,643,268

	$(97,464)	$50,481	$79,543	$6,148,204

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2017, are as follows:

United States	63.9%
Germany	18.4%
Australia	11.7%
Sweden	5.5%
Hong Kong	5.0%
France	4.7%
Turkey	4.0%
Japan	(9.8)%
Canada	(10.4)%
Other Countries	7.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.